Tax Payable - Schedule of Tax Payable (Details)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Tax Payable [Abstract]
Value added tax	¥ 88,229,955		¥ 98,020,846
Individual income tax withholding	3,245,045		1,721,939
Urban maintenance and construction tax	269,788		1,256,633
Stamp duty	373,639		287,303
Total	¥ 92,118,427	$ 13,418,562	¥ 101,286,721